UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2004

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  February 10, 2005

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 57
Form 13 F Information Table Value Total: 195,174

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      808     9840 SH       SOLE                     9840
Agilent Technologies Inc       COM              00846U101     4740   196666 SH       SOLE                   196666
Amgen Inc                      COM              031162100      414     6451 SH       SOLE                     6451
Archstone-Smith Trust          COM              039583109     3537    92350 SH       SOLE                    92350
BP PLC - Spons ADR             COM              055622104     1720    29460 SH       SOLE                    29460
Bank of America Corp           COM              060505104     1361    28972 SH       SOLE                    28972
BellSouth Corp                 COM              079860102      235     8472 SH       SOLE                     8472
CVS Corp                       COM              126650100      473    10500 SH       SOLE                    10500
ChevronTexaco Corp             COM              166764100     1055    20098 SH       SOLE                    20098
Coca-Cola Co                   COM              191216100      602    14455 SH       SOLE                    14455
Comcast Corp-Class A           COM              20030N101     6059   182052 SH       SOLE                   182052
Computer Sciences Corp         COM              205363104     5930   105200 SH       SOLE                   105200
ConocoPhillips                 COM              20825C104     7311    84196 SH       SOLE                    84196
DNP Select Income Fund Inc.    COM              23325P104     3881   325550 SH       SOLE                   325550
Dominion Resources, Inc. - VA  COM              25746U109      755    11150 SH       SOLE                    11150
DuPont E I de Nemours & Co     COM              263534109     2425    49443 SH       SOLE                    49443
Duke-Weeks Realty Corp         COM              264411505      741    21700 SH       SOLE                    21700
Emerson Electric Co            COM              291011104      300     4284 SH       SOLE                     4284
Exxon Mobil Corporation        COM              30231G102     1886    36789 SH       SOLE                    36789
General Electric Co            COM              369604103     4766   130568 SH       SOLE                   130568
HRPT Properties Trust          COM              40426W101     6750   526100 SH       SOLE                   526100
Hecla Mining Co                COM              422704106     2924   501590 SH       SOLE                   501590
Helmerich & Payne              COM              423452101     5920   173900 SH       SOLE                   173900
Hewlett Packard Co             COM              428236103    24535  1169984 SH       SOLE                  1169984
Home Depot, Inc                COM              437076102      449    10500 SH       SOLE                    10500
Hospitality Properties Trust   COM              44106M102      327     7100 SH       SOLE                     7100
Intel Corp                     COM              458140100     1552    66353 SH       SOLE                    66353
International Business Machine COM              459200101      712     7227 SH       SOLE                     7227
Ishares Tr Russell 3000 Value  COM              464287663      260     3000 SH       SOLE                     3000
Johnson & Johnson              COM              478160104     5405    85218 SH       SOLE                    85218
KeySpan Corporation            COM              49337w100     7494   189965 SH       SOLE                   189965
Laboratory Corp of America Hol COM              50540R409     1123    22544 SH       SOLE                    22544
Liberty Media Corp-A           COM              530718105      154    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      238     4200 SH       SOLE                     4200
Lincare Holdings               COM              532791100     6191   145150 SH       SOLE                   145150
Merck & Co                     COM              589331107     3719   115710 SH       SOLE                   115710
Microsoft Corp                 COM              594918104     5083   190250 SH       SOLE                   190250
NSTAR                          COM              67019E107     6675   122981 SH       SOLE                   122981
New Plan Excel Realty Trust    COM              648053106     7316   270156 SH       SOLE                   270156
Newmont Mining Corp            COM              651639106    10338   232775 SH       SOLE                   232775
Northrop Grumman Corp          COM              666807102     7660   140906 SH       SOLE                   140906
Petroleum & Resources Corp     COM              716549100     2431    94298 SH       SOLE                    94298
Pfizer Inc                     COM              717081103     4928   183271 SH       SOLE                   183271
Procter & Gamble               COM              742718109     1516    27526 SH       SOLE                    27526
Public Service Enterprise Grou COM              744573106     9455   182630 SH       SOLE                   182630
SPDR Trust Series I            COM              78462F103      323     2669 SH       SOLE                     2669
Schering-Plough                COM              806605101      223    10700 SH       SOLE                    10700
Sovereign Bancorp Inc          COM              845905108     7618   337825 SH       SOLE                   337825
Staples Inc                    COM              855030102      354    10500 SH       SOLE                    10500
Sunoco Inc.                    COM              86764P109      245     3000 SH       SOLE                     3000
Supervalu Inc                  COM              868536103     6590   190900 SH       SOLE                   190900
Techne Corp                    COM              878377100      389    10000 SH       SOLE                    10000
Union Pacific Corp             COM              907818108     4761    70800 SH       SOLE                    70800
Wachovia Corp                  COM              929903102      328     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      857    23700 SH       SOLE                    23700
Wyeth                          COM              983024100      486    11400 SH       SOLE                    11400
Xcel Energy Inc.               COM              98389B100      848    46572 SH       SOLE                    46572